Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citi Affordable Depositor LLC

Citibank, N.A. (together, the “Company”)

Federal Home Loan Mortgage Corporation

J.P. Morgan Securities LLC

Jefferies LLC

(collectively, with the Company, the “Specified Parties”)

Re: FRETE 2026-ML36 Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “FRETE 2026-ML36_Securitization Tape_7.22.2026_HC_FINAL.xlsx” (the “Data File”) provided by the Company on July 22, 2026, containing information on 28 funding loans intended to be tax-exempt loans (the “Loans”), secured by multifamily mortgage loans that are secured by 28 related mortgaged real properties (the “Mortgaged Properties”) as of August 1, 2026 (the “Cut-Off Date”), which we were informed are intended to be included as collateral in the offering by FRETE 2026-ML36 Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts, percentages and debt service coverage ratios were within $1.00, 0.1% and 0.01, respectively.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value, as described in Attachment C.
•	The term “Loan Files” means the electronic copies of source documents made available by the Company and listed in Attachment A. We make no representations regarding the validity or accuracy of any of the source documents.
•	The term “Provided Information” means the Cut-Off Date, Calculation Methodology, Instructions and Loan Files.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for all Loans and related Mortgaged Properties in the Data File and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those Compared Attributes with “Provided by Company” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, as applicable.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans or related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans or related Mortgaged Properties that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

July 22, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Annex #	Provided by Company
Group	Provided by Company
Freddie Mac Loan Number	Provided by Company
Freddie Mac Underwriting Group	Provided by Company
Sponsor Loan Number	Provided by Company
Footnotes	Provided by Company
Number of Properties	Borrower Loan Agreement, Appraisal Report, Engineering Report, Property Condition Assessment
Property Name	Provided by Company
Originator	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Borrower Loan Agreement, Funding Loan Agreement
Street Address	Appraisal Report, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review, Certificate of Occupancy, USPS Website, Mortgaged Property Website
Property City	Appraisal Report, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review, Certificate of Occupancy, USPS Website
Property State	Appraisal Report, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review, Certificate of Occupancy, USPS Website
Metropolitan Statistical Area	MSA Report
Zip Code	Appraisal Report, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review, Certificate of Occupancy, USPS Website
County	Appraisal Report, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review, Certificate of Occupancy, USPS Website
Property Type	Appraisal Report, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review
Property Subtype	Appraisal Report, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review, Regulatory Agreements, Regulatory Agreement Analysis Document
MF Product Type	Provided by Company
Year Built	Appraisal Report, Conversion Review Memo, Construction Risk Review
Year Renovated	Appraisal Report, Conversion Review Memo, Construction Risk Review, Construction Funding Agreement
Total Units	Rent Roll, Appraisal Report
Total Units - Commercial	Appraisal Report
Commercial Sq. Ft	Appraisal Report
A- 1

ATTACHMENT A

Attribute	Source Document(s)
Unit of Measure	Rent Roll, Appraisal Report
Affordable LI Units (<=80% AMI)	Regulatory Agreement, Regulatory Agreement Analysis Document, Tax Credit Application, Legal Issues Analysis Document, Appraisal Report
Affordable LI Units (<=60% AMI)	Regulatory Agreement, Regulatory Agreement Analysis Document, Tax Credit Application, Legal Issues Analysis Document, Appraisal Report
Affordable VLI Units (<=50% AMI)	Regulatory Agreement, Regulatory Agreement Analysis Document, Tax Credit Application, Legal Issues Analysis Document, Appraisal Report
Occupancy As of Date	Rent Roll
Loan/Bond Fully Funded (Y/N)	Provided by Company
Loan/Bond Purpose	Credit Memo
Cut-Off Date	Provided by Company
Note Date	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note
Conversion Date	Notice of Conversion
Anticipated Closing Date	Provided by Company
First Payment Date	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion
Payment Date	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion
Late Charge Grace Period	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note
Mandatory Prepayment Date	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note
Maturity Date	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion
Extended Maturity Date(s)	Provided by Company
Description or Condition of Extension(s)	Provided by Company
Loan Term to Extension Maturity Date(s) (Original)	Provided by Company
Original Loan/Bond Amount	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion
Cut-Off Date Loan/Bond Amount	Servicer Balance Statement
Maturity Balance/Unit ($)	Provided by Company
Rate Type	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note
Interest Adjustment Period (months)	Provided by Company
First Interest Adjustment Date In Trust	Provided by Company
A- 2

ATTACHMENT A

Attribute	Source Document(s)
Rate Index	Provided by Company
Margin	Provided by Company
Gross Interest Rate	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion
Interest Calculation	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note
Rate Rounding Methodology	Provided by Company
Interest Accrual Period Day Of Month (Start/End)	Provided by Company
Monthly Debt Service	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion
Monthly Debt Service Amount (at Cap)	Provided by Company
Loan Amortization Type	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion
IO Period	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion
Interest Only Begin Date	Provided by Company
Interest Only End Date	Provided by Company
Amortization Term (Original)	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note
Prepayment Provision	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion
Defeasance To Maturity (Y/N)	Borrower Loan Agreement
Partial Defeasance Permitted (Y/N)	Borrower Loan Agreement
Bond Payment Frequency	Provided by Company
UW Date	Credit Approval Package Spreadsheet
Appraisal Valuation Date	Appraisal Report
Appraised Value	Appraisal Report
Appraised Value Type	Appraisal Report
UW EGI	Credit Approval Package Spreadsheet
UW Expenses	Credit Approval Package Spreadsheet
UW NOI	Credit Approval Package Spreadsheet
UW NCF	Credit Approval Package Spreadsheet
Appraiser UW NCF DSCR	Provided by Company
Appraiser UW NCF DSCR (IO)	Provided by Company
Appraiser UW EGI	Provided by Company
A- 3

ATTACHMENT A

Attribute	Source Document(s)
Appraiser UW Expenses	Provided by Company
Appraiser UW NOI	Provided by Company
Appraiser UW NCF	Provided by Company
Most Recent Financial End Date	Operating Statement Analysis Report Spreadsheet
Most Recent EGI	Operating Statement Analysis Report Spreadsheet
Most Recent Expenses	Operating Statement Analysis Report Spreadsheet
Most Recent NOI	Operating Statement Analysis Report Spreadsheet
Most Recent NCF	Operating Statement Analysis Report Spreadsheet
2nd Most Recent Financial End Date	Operating Statement Analysis Report Spreadsheet
2nd Most Recent EGI	Operating Statement Analysis Report Spreadsheet
2nd Most Recent Expenses	Operating Statement Analysis Report Spreadsheet
2nd Most Recent NOI	Operating Statement Analysis Report Spreadsheet
2nd Most Recent NCF	Operating Statement Analysis Report Spreadsheet
3rd Most Recent Financial End Date	Operating Statement Analysis Report Spreadsheet
3rd Most Recent EGI	Operating Statement Analysis Report Spreadsheet
3rd Most Recent Expenses	Operating Statement Analysis Report Spreadsheet
3rd Most Recent NOI	Operating Statement Analysis Report Spreadsheet
3rd Most Recent NCF	Operating Statement Analysis Report Spreadsheet
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement, Regulatory Agreement Analysis Document, HAP Contracts, HAP Agreement, HAP Contract Analysis Document, Tax Credit Application, Legal Issues Analysis Document, Credit Memo
Type of Regulatory Agreement(s)	Regulatory Agreement, Regulatory Agreement Analysis Document, HAP Contracts, HAP Agreement, HAP Contract Analysis Document, Tax Credit Application, Legal Issues Analysis Document, Credit Memo
Description of Regulatory Agreement(s)	Regulatory Agreement, Regulatory Agreement Analysis Document, HAP Contracts, HAP Agreement, HAP Contract Analysis Document, Tax Credit Application, Legal Issues Analysis Document, Credit Memo
Loan/Bond Level Set Aside	Provided by Company
Description of Restrictive Agreement Set Asides	Provided by Company
Number of LIHTC Units	Regulatory Agreement, Regulatory Agreement Analysis Document, Tax Credit Application, Legal Issues Analysis Document,
Number of HAP Contract Units	Provided by Company
HAP Contract Expiration Date	HAP Contracts, HAP Agreement, HAP Contract Analysis Document, Legal Issues Analysis Document
Hap Contract Rents	Provided by Company
A- 4

ATTACHMENT A

Attribute	Source Document(s)
Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Provided by Company
Borrowing Entity Name	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note
Borrowing Entity State of Organization	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note
Borrowing Entity Ownership Type	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note
Guarantor Entity Name	Guaranty Agreement, Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Borrower Loan Agreement, Reaffirmation, Modification, and Limited Release Agreement
Guarantor State of Organization	Provided by Company
Guarantor Ownership Type	Provided by Company
Sponsor Name	Provided by Company
Tenants-In-Common (Y/N)	Tenancy In Common Agreement, Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Borrower Loan Agreement
Recourse to Borrower (Y/N)	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Borrower Loan Agreement
Recourse to Guarantor (Y/N)	Guaranty Agreement, Borrower Loan Agreement
Crossed Loans/Bonds (Y/N)	Provided by Company
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy, Deed of Trust
Ground Lease (Y/N)	Title Policy, Ground Lease Documents
Ground Lease Rent	Title Policy, Ground Lease Documents
Ground Lease Maturity Date	Title Policy, Ground Lease Documents
Ground Lease Extension (Y/N)	Title Policy, Ground Lease Documents
Lockbox (Y/N)	Cash Management Agreement, Lockbox Agreement
Cash Management (Description or N/A)	Cash Management Agreement, Lockbox Agreement
Engineering Reserve/Deferred Maintenance	Provided by Company
Tax Reserve (Initial)	Servicer Balance Statement
Tax Reserve (Monthly)	Servicer Balance Statement
Insurance Reserve (Initial)	Servicer Balance Statement
Insurance Reserve (Monthly)	Servicer Balance Statement
Replacement Reserve (Initial)	Servicer Balance Statement
Replacement Reserve (Monthly)	Servicer Balance Statement
Replacement Reserve - Contractual - Cap ($ or N/A)	Provided by Company
A- 5

ATTACHMENT A

Attribute	Source Document(s)
Interest Rate Cap Reserve (Initial)	Provided by Company
Interest Rate Cap Reserve (Monthly)	Provided by Company
Other Reserve (Initial)	Servicer Balance Statement
Other Reserve (Monthly)	Servicer Balance Statement
Other Reserve Description	Servicer Balance Statement
Other Escrow Reserve Description	Provided by Company
Springing Reserve Type	Provided by Company
Springing Reserve Amount	Provided by Company
Seismic Report Date	Seismic Report, Conversion Review Memo, Construction Risk Review, Engineering Report, Property Condition Assessment, Plan and Cost Review
Seismic SEL (%)	Seismic Report, Conversion Review Memo, Construction Risk Review, Engineering Report, Property Condition Assessment, Plan and Cost Review
Seismic Insurance if PML >= 20% (Y/N)	Seismic Report, Conversion Review Memo, Construction Risk Review, Engineering Report, Property Condition Assessment, Plan and Cost Review
Environmental Report Date (Phase I)	Phase I Report
Environmental Report Date (Phase II)	Phase II Report
Environmental Insurance (Y/N)	Environmental Insurance Certificate
Zoning Status	Zoning Report, Zoning Letter, Appraisal Report
If Legal Non-Conforming (Describe Issue)	Provided by Company
Green Advantage	Provided by Company
RAD (Y/N)	Provided by Company
Non-Compliance Provisions (Y/N)	Provided by Company
Existing Credit Enhancement	Provided by Company
Additional Financing In Place (existing) (Y/N)	Title Policy, Secondary Financing Documents, Subordinate Debt Analysis Document, Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Borrower Loan Agreement, Legal Issues Analysis Document, Credit Memo
Additional Financing Amount (existing)	Title Policy, Secondary Financing Documents, Subordinate Debt Analysis Document, Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Borrower Loan Agreement, Legal Issues Analysis Document, Credit Memo
Additional Financing Description (existing)	Title Policy, Secondary Financing Documents, Subordinate Debt Analysis Document, Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Borrower Loan Agreement, Legal Issues Analysis Document, Credit Memo
Type of Subordinate Debt Lender (Private/Public)	Provided by Company
A- 6

ATTACHMENT A

Attribute	Source Document(s)
Hard Subordinate Debt Term	Provided by Company
Hard Subordinate Debt Maturity Date	Provided by Company
Hard Subordinate Debt Interest Rate	Provided by Company
Future Supplemental Financing (Y/N)	Provided by Company
Future Supplemental Financing Description	Provided by Company
Tax Abatement (Y/N)	Provided by Company
Tax Abatement Expiration Date	Provided by Company
Defaults or Forbearances? (Y/N)	Provided by Company
PIS (Placed in Service) Date LIHTC	Form 8609
Remaining Tax Credit ($)	Tax Credit Stream Support File, Audited Financial Statement, Appraisal Report, Form 8609
Income Average (Y/N)	Provided by Company
Bond Counsel Name	Opinion of Counsel
Tax Credit Syndicator Name	Provided by Company
Tax Credit Investor Name	Audited Financial Statement, Amended and Restated Limited Partnership Agreement, Limited Partnership Agreement, Amended and Restated Limited Partnership Agreement Operating Agreement, Operating Agreement, Borrower Loan Agreement, Funding Loan Agreement
Fiscal Agent/Bond Trustee Name	Funding Loan Agreement, Funding Loan Agreement, Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Borrower Loan Agreement
Annual Governmental Lender Fee	Funding Loan Agreement, Borrower Loan Agreement, Regulatory Agreement
Annual Fiscal Agent/Bond Trustee Fee ($)	Funding Loan Agreement, Schedule of Fees
Annual Fiscal Agent/Bond Trustee Fee Payment Date	Funding Loan Agreement, Schedule of Fees
First Annual Fiscal Agent/Bond Trustee Fee Payment Date	Funding Loan Agreement
Underlying Bond CUSIP	Provided by Company
Mandatory Redemption Date	Provided by Company
Mandatory Redemption Price	Provided by Company
Mandatory Redemption Date Balance	Provided by Company
Optional Redemption Date	Provided by Company
Optional Redemption Price	Provided by Company
Mandatory Tender Date	Provided by Company
Mandatory Tender Price	Provided by Company
Bond Principal Allocation	Provided by Company
A- 7

ATTACHMENT A

Attribute	Source Document(s)
Form of Certificate	Provided by Company
Tax-Exempt (Y/N)	Opinion of Counsel
AMT-Exempt (Y/N)	Provided by Company
In-Custody (Y/N)	Provided by Company
Issuer Name	Funding Loan Agreement, Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Borrower Loan Agreement
Bond Custodian	Provided by Company
Custodial Receipt CUSIP	Provided by Company
QIB Restricted (Y/N)	Provided by Company
Interest Rate Index Floor	Provided by Company
Interest Rate Cap or Swap	Provided by Company
Interest Rate Cap (Lifetime)	Provided by Company
Strike Rate for Interest Rate Cap	Provided by Company
Interest Rate Cap Term (months)	Provided by Company
Interest Rate Cap Expiration Date	Provided by Company
Interest Rate Cap Provider	Provided by Company
Extension Fee	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Borrower Loan Agreement
Servicing Fee	Provided by Company
Master Servicer Fee	Admin Fee Rate Schedule
Sub-Servicing Fee	Admin Fee Rate Schedule
Trustee Fee	Fee Proposal Letter, Admin Fee Rate Schedule
CREFC Royalty Fee	Admin Fee Rate Schedule

A- 8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Balance/Unit	Cut-Off Date Loan/Bond Amount divided by Total Units.
Occupancy %	Number of occupied units listed on the Rent Roll Source Document divided by Total Units.
Monthly Rent Per Unit	Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll or Appraisal Report Source Documents.
% of Cut-Off Date Pool Balance	Respective Cut-Off Date Loan/Bond Amount divided by sum of pool Cut-Off Date Loan/Bond Amount.
% of Cut-Off Date Group Balance	Respective Cut-Off Date Loan/Bond Amount divided by sum of the related Freddie Mac Underwriting Group Cut-Off Date Loan/Bond Amount.
Maturity Balance	Recompute as the aggregate principal amount that is scheduled to be paid on the earlier of the Mandatory Prepayment Date or Maturity Date, as applicable, excluding the principal component that is included in the Monthly Debt Service that is due on the earlier of the Mandatory Prepayment Date or Maturity Date, as applicable, using the Original Loan/Bond Amount, Interest Calculation, Seasoning, IO Period, First Payment Date, Mandatory Prepayment Date, Maturity Date, Gross Interest Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.
Monthly Debt Service (IO)	Recompute using the Original Loan/Bond Amount, Interest Calculation, IO Period and Gross Interest Rate. Assume all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.
First Monthly Debt Service In Trust	For Loans that will be in their interest only period on the Payment Date in the month immediately following the Cut-Off Date, recompute the interest only payment amount due on such date using the Original Loan/Bond Amount, Interest Calculation, IO Period and Gross Interest Rate. Otherwise, set equal to Monthly Debt Service.
Amortization Term (Remaining)	Recompute using the Amortization Term (Original), Seasoning and IO Period.
Loan/Bond Term Initial	Number of payments between and including the First Payment Date and the earlier of the Mandatory Prepayment Date or Maturity Date, as applicable.
Loan/Bond Term (Remaining)	Recompute using the Loan/Bond Term Initial, earlier of the Mandatory Prepayment Date or Maturity Date, as applicable, and Cut-Off Date.
Seasoning	Loan/Bond Term Initial minus Loan/Bond Term (Remaining).
Cut-Off Date LTV	Cut-Off Date Loan/Bond Amount divided by Appraised Value.
B- 1

ATTACHMENT B

Attribute	Calculation Methodology
Maturity LTV	Maturity Balance divided by Appraised Value.
UW NCF DSCR	UW NCF divided by product of 12 and Monthly Debt Service.
UW NCF DSCR (IO)	UW NCF divided by product of 12 and Monthly Debt Service (IO).
Most Recent NCF DSCR	Most Recent NCF divided by product of 12 and Monthly Debt Service.
Most Recent NCF DSCR (IO)	Most Recent NCF divided by product of 12 and Monthly Debt Service (IO).
Related Borrower Loans	Recompute by grouping Loans by Sponsor Name.
Issuer Fee	Set equal to Annual Governmental Lender Fee.
Administration Fee Rate	Sum of Master Servicer Fee, Sub-Servicing Fee, Trustee Fee and CREFC Royalty Fee, minus Servicing Fee.
Net Interest Rate	Gross Interest Rate minus Administration Fee Rate.

B- 2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the source document or instruction indicated as “Provided by Company,” we were instructed by the Company to assume the attribute is accurate and therefore, we did not perform any procedure.
2.	For the Compared Attribute “Metropolitan Statistical Area”, the MSA Report Source Document is an electronic data file entitled “FRETE 2026-ML36_MSA Report_2026.05.28.xlsx” provided by the Company.
3.	For the Compared Attributes in Attachment A with Source Document(s) equal to or including ‘Servicer Balance Statement,’ the Servicer Balance Statement Source Document is an electronic data file entitled “Freddie ML 36_Servicer Balances_7.7.2026.xlsx” provided by the Company.
4.	For the Loans with the Compared Attribute “Property Name” equal to ‘Kings Crossing Apartments’ and ‘Kings Crossing Apartments (Tranche B),’ the respective Loans are secured by the same Mortgaged Property. For the Compared Attribute “Number of Properties,” we were instructed by the Company to use ‘1’ as the value for the Compared Attribute for each of the Loans listed above.
5.	For the Compared Attribute “Property Subtype,” we were instructed by the Company to use (i) ‘Garden’ as the value for the Compared Attribute when the buildings had four or fewer stories indicated in the Source Documents and (ii) ‘Mid Rise’ as the value for the Compared Attribute when the buildings had five to ten stories indicated in the Source Documents.
6.	For the Compared Attribute “Property Subtype,” we were instructed by the Company to use ‘Age Restricted’ as the value for the Compared Attribute when half or more of the units at the Mortgaged Property are marketed as age-restricted, as indicated in the Source Documents.
7.	For the Compared Attribute “First Payment Date,” we were instructed by the Company to use the first payment date following the Conversion Date, as applicable, as the value for the Compared Attribute if the Notice of Conversion Source Document did not define the first payment date.
8.	For the Compared Attribute “Mandatory Prepayment Date,” we were instructed by the Company to use the defined notice prepayment date in the Source Documents as the value for the Compared Attribute if mandatory prepayment date was not defined.
9.	For the Compared Attribute “Maturity Date,” we were instructed by the Company to use the earlier of the (i) maturity date defined in the Source Documents or (ii) date the Loan is scheduled to be paid in full as the value for the Compared Attribute.
10.	For the Loans with the Compared Attribute “Property Name” equal to ‘Kings Crossing Apartments’ and ‘Kings Crossing Apartments (Tranche B),’ we were instructed by the Company to use ‘$0’ as the value for the Recomputed Attribute “Maturity Balance” as indicated in the Notice of Conversion Source Document.
11.	For the Compared Attribute “Ground Lease Maturity Date,” we were instructed by the Company to use the fully extended ground lease maturity date, as applicable.
12.	For the Compared Attribute “Seismic Insurance if PML >= 20% (Y/N),” we were instructed by the Company to use ‘Y’ as the value for the Compared Attribute if the applicable Source Document(s) indicated the Seismic SEL (%) is greater than or equal to 20% and seismic insurance is in place. We were instructed by the Company to use ‘N’ as the value for the Compared Attribute if the applicable Source Document(s) indicated the Seismic SEL (%) is less than 20% or seismic insurance is not in place.
13.	For the Compared Attributes “Additional Financing In Place (existing) (Y/N),” “Additional Financing Amount (existing),” and “Additional Financing Description (existing),” we were instructed by the Company not to include any taxable supplemental loans, pari passu companion loans, grants or unsecured loans when comparing the values for the Compared Attributes.
C- 1

ATTACHMENT C

14.	For Loans with a taxable supplemental loan identified in the Source Documents, we were instructed by the Company to include such when recomputing the values for following Recomputed Attributes: “Cut-Off Date Balance/Unit,” “Cut-Off Date LTV,” “UW NCF DSCR (IO)” and “Most Recent NCF DSCR (IO)”.
15.	For the Loans with the Compared Attribute “Property Name” equal to ‘Kings Crossing Apartments’ and ‘Kings Crossing Apartments (Tranche B),’ we were instructed by the Company to recompute the values for the Recomputed Attributes “Cut-Off Date Balance/Unit,” “Cut-Off Date LTV,” “Maturity LTV,” “UW NCF DSCR,” “UW NCF DSCR (IO),” “Most Recent NCF DSCR” and “Most Recent NCF DSCR (IO)” on an aggregate basis.
16.	For the Mortgaged Properties with the Compared Attribute “Property Name” equal to ‘Village at Madrone,’ ‘Sunnydale HOPE SF Block 3A’ and ‘Civitas of Cape Coral,’ we were instructed by the Company to use ‘2024,’ ‘2025,’ and ‘2025,’ respectively, as the values for the Compared Attribute “PIS (Placed in Service) Date LIHTC” when a Form 8609 Source Document was not yet available.
17.	For the Compared Attribute “Remaining Tax Credit ($),” were instructed by the Company to include only half of the 2026 portion of the tax credit amount indicated by the Source Documents when comparing the value for the Compared Attribute.
18.	For the Loans with the Compared Attribute “Property Name” equal to ‘Kings Crossing Apartments’ and ‘Kings Crossing Apartments (Tranche B),’ the respective Loans make up two tranches of a whole loan. We were instructed by the Company to use the fees applicable to the related whole loan, as indicated in the Source Documents, as the values for the Compared Attributes ‘Annual Governmental Lender Fee’ and ‘Annual Fiscal Agent/Bond Trustee Fee ($)’.
19.	For the Loan with the Compared Attribute “Property Name” equal to ‘South Wilbur Manor Apartments,’ the Loan was amortized for 12 months prior to the First Payment Date. We were instructed by the Company to (i) use the $6,480,000 original balance of the Loan indicated by the Source Documents, prior to amortization, when comparing the value for the Compared Attribute “Original Loan/Bond Amount,” (ii) use the full 420-month amortization term indicated by the Source Documents when comparing the value for the Compared Attribute “Amortization Term (Original),” (iii) recompute the value for the Recomputed Attribute “Amortization Term (Remaining)” using (a) Amortization Term (Original) and (b) Seasoning plus 12 months and (iv) recomputed the value for the Recomputed Attribute “Maturity Balance” using a first payment date of October 1, 2020.
20.	For the Loan with the Compared Attribute “Property Name” equal to ‘Roosevelt School Apartments,’ the Source Documents indicated that an unscheduled principal payment of $69,800 was made following the First Payment Date. We were instructed by the Company to use the adjusted principal and interest installment amount of ‘$6,115.18’ indicated by the Allonge to Multifamily Note Source Document as the value for the Compared Attribute ‘Monthly Debt Service’ and to recompute the value for the Recomputed Attribute ‘Maturity Balance’ assuming a January 1, 2021 period-ending principal balance of $1,298,795 and monthly amortizing debt service payments of $6,115.18 commencing February 1, 2021.
21.	For the Compared Attributes “Appraised Value” and “Appraisal Valuation Date,” we were instructed by the Company to use the appraised value and appraisal valuation date, as shown in the related Appraisal Report, that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of the table below. For the Compared Attribute “Appraised Value Type,” we were instructed by the Company to use the appraisal valuation type listed in the “Appraised Value Type” column of the table below.
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ATTACHMENT C

22.	For the Mortgaged Property with the Compared Attribute “Property Name” equal to ‘Palm Vista Apartments,” we were instructed to recompute the value for the Compared Attribute “Remaining Tax Credit ($)” using PIS (Placed in Service) Date LIHTC and the Source Documents.
Property Name	Valuation Type from Appraisal Report	Appraised Value Type
Village at Madrone	Market Value As-Is	As-Is (Rent Restrictions)
Aquila Apartments	As-Is Market Value	As-Is (Rent Restrictions)
Copper Way	As-Is Market Value	As-Is (Rent Restrictions)
Cedar Crossing Apartments	As-Is Market Value	As-Is (Rent Restrictions)
Crestview Terrace Apartments	Market Value As Is At HAP/LIHTC Rents	As-Is (Rent Restrictions)
Rose Street II Apartments	As-Is Market Value	As-Is (Rent Restrictions)
Sunnydale HOPE SF Block 3A	As-Is Market Value	As-Is (Rent Restrictions)
East Block Senior Apartments	As-Is Market Value	As-Is (Rent Restrictions)
East Block Family Apartments	As-Is Market Value	As-Is (Rent Restrictions)
Cerro Pueblo Apartments	As-Is Market Value	As-Is (Rent Restrictions)
Ramona Metro Point	As-Is Market Value	As-Is (Rent Restrictions)
The Banning	As-Is Market Value	As-Is (Rent Restrictions)
Palm Vista Apartments	As-Is Market Value	As-Is (Rent Restrictions)
Civitas of Cape Coral	Market Value As Is At Achievable LIHTC Rents	As-Is (Rent Restrictions)
South Wilbur Manor Apartments	As-Is Market Value	As-Is (Rent Restrictions)
Hazel Plaza Apartments	Value - Hypothetical As If Renovated and Stabilized	Hypothetical As If Renovated - Stabilized
Orton Keyes	As-Is Market Value	As-Is (Rent Restrictions)
Owens and Queen Manor Apartments	As-Is Market Value	As-Is (Rent Restrictions)
Mariposa Lily	As-Is Market Value	As-Is (Rent Restrictions)
The Park at Massalina fka Park at Palo Alto	As-Is Market Value At HAP Contract Rent	As-Is (Rent Restrictions)
Wemrock Senior Living	As-Is Market Value	As-Is (Rent Restrictions)
Fletcher Black	As-Is Market Value At HAP Contract Rent	As-Is (Rent Restrictions)
El Monte Metro Apartments	As-Is Market Value	As-Is (Rent Restrictions)
Crescent Crossings Phase 1-A	As-Is Market Value	As-Is (Rent Restrictions)
Oakridge Family Homes	As-Is Market Value	As-Is (Rent Restrictions)
Kings Crossing Apartments	As-Is Market Value	As-Is (Rent Restrictions)
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ATTACHMENT C

Property Name	Valuation Type from Appraisal Report	Appraised Value Type
Roosevelt School Apartments	As-Is Market Value	As-Is (Rent Restrictions)
Kings Crossing Apartments (Tranche B)	As-Is Market Value	As-Is (Rent Restrictions)

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